DBX ETF Trust | 1
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.0%
Basic Materials — 5.0%
Chemicals — 2.9%
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
227,000 219,435
Celanese US Holdings LLC
1.40%, 8/5/26
150,000 146,617
6.665%, 7/15/27
463,000 476,882
6.85%, 11/15/28
380,000 393,109
6.83%, 7/15/29
258,000 266,947
6.50%, 4/15/30 (a)
275,000 274,737
7.05%, 11/15/30
340,000 352,697
Chemours Co.
5.375%, 5/15/27
226,000 226,155
144A,5.75%, 11/15/28
252,000 244,772
144A,4.625%, 11/15/29
217,000 194,037
Consolidated Energy Finance
SA,144A,5.625%, 10/15/28 (a)
189,000 131,402
Huntsman International
LLC,4.50%, 5/1/29
280,000 268,021
INEOS Finance PLC
144A,6.75%, 5/15/28
149,000 140,198
144A,7.50%, 4/15/29
265,000 238,063
Methanex Corp.
5.125%, 10/15/27
222,000 222,787
5.25%, 12/15/29
239,000 239,418
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
342,000 343,537
144A,8.50%, 11/15/28
190,000 199,261
144A,4.25%, 5/15/29
210,000 203,584
144A,9.00%, 2/15/30
231,000 247,445
Olin Corp.
5.625%, 8/1/29 (a)
235,000 235,869
5.00%, 2/1/30 (a)
185,000 181,978
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
385,000 383,597
144A,6.625%, 5/1/29
227,000 228,185
Tronox, Inc.
144A,4.625%, 3/15/29
385,000 249,049
144A,9.125%, 9/30/30 (a)
142,000 134,005
WR Grace Holdings LLC
144A,4.875%, 6/15/27
183,000 181,554
144A,5.625%, 8/15/29
410,000 386,332
(Cost $7,072,610)
7,009,673
Forest Products & Paper
— 0.3%
Domtar Corp.,144A,6.75%,
10/1/28
224,000 179,358
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
180,000 162,972
Mercer International, Inc.
144A,12.875%, 10/1/28
144,000 104,003
Principal
Amount $ Value $
5.125%, 2/1/29 (a)
306,000 181,842
(Cost $781,866)
628,175
Iron/Steel — 0.8%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
299,000 307,884
144A,6.75%, 4/15/30
266,000 272,072
Metinvest BV
144A,8.50%, 4/23/26
172,000 153,912
144A,7.75%, 10/17/29
173,000 129,259
Mineral Resources Ltd.
144A,8.00%, 11/1/27
198,000 202,796
144A,9.25%, 10/1/28
335,000 352,167
144A,8.50%, 5/1/30 (a)
305,000 317,229
United States Steel
Corp.,6.875%, 3/1/29
152,000 153,762
(Cost $1,868,964)
1,889,081
Mining — 1.0%
Alcoa Nederland Holding
BV,144A,4.125%, 3/31/29
170,000 166,618
Alumina Pty Ltd.,144A,6.125%,
3/15/30
200,000 205,816
Arsenal AIC Parent
LLC,144A,8.00%, 10/1/30
249,000 264,783
First Quantum Minerals
Ltd.,144A,9.375%, 3/1/29
506,000 535,451
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
213,000 212,507
144A,5.875%, 4/15/30
141,000 145,760
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
167,000 167,285
144A,6.125%, 4/1/29
222,000 225,057
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
459,000 477,700
144A,9.475%, 7/24/30
175,000 175,931
(Cost $2,531,754)
2,576,908
Communications — 18.7%
Advertising — 1.4%
Clear Channel Outdoor
Holdings, Inc.
144A,7.75%, 4/15/28
344,000 344,396
144A,7.50%, 6/1/29 (a)
383,000 379,174
144A,7.875%, 4/1/30
320,000 337,443
Lamar Media Corp.
3.75%, 2/15/28
195,000 191,262
4.00%, 2/15/30
200,000 193,673
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
933,000 929,504
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
282,000 281,800
144A,4.25%, 1/15/29
182,000 176,973
144A,4.625%, 3/15/30 (a)
156,000 151,996

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Stagwell Global
LLC,144A,5.625%, 8/15/29
395,000 384,173
(Cost $3,222,646)
3,370,394
Internet — 2.2%
Arches Buyer, Inc.
144A,4.25%, 6/1/28
343,000 338,299
144A,6.125%, 12/1/28
186,000 182,197
Cogent Communications
Group LLC / Cogent Finance,
Inc.,144A,7.00%, 6/15/27
160,000 158,658
Gen Digital, Inc.,144A,6.75%,
9/30/27
296,000 302,352
Getty Images, Inc.
144A,11.25%, 2/21/30
191,000 183,528
144A,10.50%, 11/15/30
220,000 224,950
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
162,000 162,155
144A,3.50%, 3/1/29
312,000 298,916
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,5.75%, 5/15/28
160,000 150,411
144A,8.75%, 5/1/29
232,000 229,961
144A,9.50%, 5/30/29
280,000 284,833
144A,9.00%, 8/1/29
178,000 177,988
Match Group Holdings II LLC
144A,5.00%, 12/15/27
179,000 178,870
144A,4.625%, 6/1/28
179,000 177,929
144A,4.125%, 8/1/30
180,000 170,625
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
178,000 118,451
Rakuten Group, Inc.
144A,11.25%, 2/15/27
646,000 692,722
144A,9.75%, 4/15/29
699,000 777,582
Wayfair LLC
144A,7.25%, 10/31/29
298,000 310,739
144A,7.75%, 9/15/30
225,000 240,362
(Cost $5,314,891)
5,361,528
Media — 10.2%
AMC Networks,
Inc.,144A,10.25%, 1/15/29
309,000 324,435
Cable One, Inc.,144A,4.00%,
11/15/30
208,000 165,643
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
217,000 217,063
144A,5.125%, 5/1/27
1,184,000 1,183,070
144A,5.00%, 2/1/28
853,000 846,516
144A,5.375%, 6/1/29
529,000 524,275
144A,6.375%, 9/1/29
555,000 563,858
144A,4.75%, 3/1/30
1,084,000 1,033,369
144A,4.50%, 8/15/30
977,000 916,321
Principal
Amount $ Value $
CSC Holdings LLC
144A,5.50%, 4/15/27
428,000 369,656
144A,5.375%, 2/1/28
360,000 261,227
144A,7.50%, 4/1/28
425,000 255,365
144A,11.25%, 5/15/28
391,000 303,620
144A,11.75%, 1/31/29
711,000 501,640
144A,6.50%, 2/1/29
639,000 401,864
144A,5.75%, 1/15/30
730,000 270,309
Directv Financing LLC
144A,8.875%, 2/1/30
574,000 568,489
144A,8.875%, 2/1/30
267,000 265,305
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
608,000 608,654
Discovery Communications LLC
3.95%, 3/20/28
415,000 406,849
4.125%, 5/15/29
260,000 253,102
3.625%, 5/15/30
320,000 297,200
DISH DBS Corp.
7.75%, 7/1/26
725,000 710,428
144A,5.25%, 12/1/26
954,000 932,752
7.375%, 7/1/28
340,000 317,240
144A,5.75%, 12/1/28
870,000 841,447
5.125%, 6/1/29
530,000 449,060
DISH Network
Corp.,144A,11.75%, 11/15/27
1,215,000 1,269,730
EW Scripps (The)
Co.,144A,9.875%, 8/15/30
267,000 269,281
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)
428,000 461,589
144A,4.75%, 10/15/30 (a)
281,000 217,102
iHeartCommunications, Inc.
144A,9.125%, 5/1/29
255,000 236,178
144A,10.875%, 5/1/30 (a)
243,000 200,208
144A,7.75%, 8/15/30
230,529 197,671
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
421,000 285,093
144A,5.125%, 7/15/29
282,000 179,053
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
274,000 274,446
144A,8.00%, 8/1/29
227,000 230,019
Nexstar Media, Inc.
144A,5.625%, 7/15/27
622,000 622,957
144A,4.75%, 11/1/28 (a)
355,000 352,324
Sinclair Television Group,
Inc.,144A,5.50%, 3/1/30 (a)
173,000 152,889
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
361,000 358,243
144A,5.00%, 8/1/27
546,000 546,543
144A,4.00%, 7/15/28
728,000 710,268
144A,5.50%, 7/1/29
401,000 403,362
144A,4.125%, 7/1/30
535,000 507,033

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
TEGNA, Inc.
4.625%, 3/15/28
355,000 352,043
5.00%, 9/15/29
387,000 383,701
Univision Communications, Inc.
144A,8.00%, 8/15/28
552,000 570,127
144A,4.50%, 5/1/29
363,000 346,438
144A,7.375%, 6/30/30
320,000 324,910
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
338,000 299,478
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
582,000 571,911
144A,4.50%, 8/15/30
285,000 265,982
VTR Finance NV,144A,6.375%,
7/15/28
152,000 149,150
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
166,000 149,159
Ziggo BV,144A,4.875%, 1/15/30
364,000 345,214
(Cost $25,339,571)
25,020,859
Telecommunications — 4.9%
Altice Financing SA
144A,5.00%, 1/15/28
425,000 284,484
144A,5.75%, 8/15/29
732,000 489,346
Altice France SA
144A,9.50%, 11/1/29
479,000 492,016
144A,6.875%, 10/15/30
301,000 296,916
CommScope LLC
144A,8.25%, 3/1/27
308,000 309,340
144A,7.125%, 7/1/28
229,000 230,107
144A,4.75%, 9/1/29
333,000 333,256
CommScope Technologies
LLC,144A,5.00%, 3/15/27
263,000 262,845
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
610,000 648,583
EchoStar Corp.,10.75%, 11/30/29
1,984,000 2,189,225
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
377,000 377,815
144A,5.00%, 5/1/28
562,000 564,461
144A,6.75%, 5/1/29
406,000 410,160
5.875%, 11/1/29
240,000 243,752
144A,6.00%, 1/15/30
302,000 306,880
144A,8.75%, 5/15/30
495,000 517,977
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
267,000 252,039
6.625%, 8/1/26
281,000 245,043
Iliad Holding SAS,144A,7.00%,
10/15/28
304,000 308,636
Level 3 Financing, Inc.
144A,4.875%, 6/15/29
232,000 222,140
144A,4.50%, 4/1/30
253,000 234,341
144A,3.875%, 10/15/30
163,000 146,663
Principal
Amount $ Value $
Lumen Technologies,
Inc.,144A,4.125%, 4/15/30
252,000 251,105
Millicom International Cellular
SA
144A,5.125%, 1/15/28
100,800 100,512
144A,6.25%, 3/25/29
228,600 229,485
Viasat, Inc.
144A,5.625%, 4/15/27
277,000 277,511
144A,6.50%, 7/15/28
185,000 180,804
WULF Compute LLC,144A,7.75%,
10/15/30
1,137,000 1,176,477
Zegona Finance
PLC,144A,8.625%, 7/15/29
279,000 296,417
(Cost $11,667,498)
11,878,336
Consumer, Cyclical — 17.1%
Airlines — 0.7%
Air Canada,144A,3.875%,
8/15/26
412,000 410,102
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)
234,000 239,730
144A,8.50%, 5/15/29
365,000 381,523
Gol Finance, Inc.,144A,14.375%,
6/6/30
750,000 771,562
(Cost $1,794,106)
1,802,917
Apparel — 0.3%
Under Armour, Inc.
3.25%, 6/15/26
198,000 196,817
144A,7.25%, 7/15/30
143,000 142,760
VF Corp.
2.80%, 4/23/27
175,000 170,796
2.95%, 4/23/30
277,000 248,934
(Cost $747,059)
759,307
Auto Manufacturers — 1.9%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
171,000 170,863
144A,5.875%, 6/1/29
173,000 175,974
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
378,000 334,621
Nissan Motor Acceptance Co.
LLC
144A,2.00%, 3/9/26
279,000 278,119
144A,1.85%, 9/16/26
356,000 346,244
144A,5.30%, 9/13/27
173,000 172,969
144A,2.75%, 3/9/28
230,000 216,355
144A,7.05%, 9/15/28
275,000 283,931
144A,5.625%, 9/29/28
267,000 266,528
144A,6.125%, 9/30/30
444,000 440,380
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
824,000 807,983
144A,7.50%, 7/17/30
355,000 370,768
144A,4.81%, 9/17/30
880,000 826,089
(Cost $4,721,386)
4,690,824

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Auto Parts & Equipment
— 1.6%
Adient Global Holdings
Ltd.,144A,7.00%, 4/15/28
173,000 177,928
American Axle & Manufacturing,
Inc.,5.00%, 10/1/29 (a)
209,000 200,495
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
334,000 343,087
144A,6.75%, 2/15/30
343,000 356,806
Dana, Inc.
5.375%, 11/15/27
89,000 89,246
5.625%, 6/15/28
171,000 171,205
4.25%, 9/1/30
125,000 123,227
Dornoch Debt Merger Sub,
Inc.,144A,6.625%, 10/15/29 (a)
231,000 194,761
Forvia SE,144A,8.00%, 6/15/30
(a)
192,000 204,784
Goodyear Tire & Rubber Co.
4.875%, 3/15/27
245,000 244,521
5.00%, 7/15/29 (a)
312,000 303,356
6.625%, 7/15/30
169,000 171,879
Tenneco, Inc.,144A,8.00%,
11/17/28
651,000 651,356
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
195,000 199,184
144A,7.125%, 4/14/30
220,000 217,999
144A,6.75%, 4/23/30
282,000 274,609
(Cost $3,826,252)
3,924,443
Distribution/Wholesale — 0.2%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
238,000 235,662
144A,3.875%, 11/15/29
142,000 136,450
RB Global Holdings,
Inc.,144A,6.75%, 3/15/28
178,000 182,462
(Cost $545,014)
554,574
Entertainment — 2.9%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
217,000 224,570
Brightstar Lottery PLC
144A,6.25%, 1/15/27
264,000 266,933
144A,5.25%, 1/15/29
268,000 267,710
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
454,000 429,983
144A,7.00%, 2/15/30
690,000 714,742
Churchill Downs, Inc.
144A,5.50%, 4/1/27
237,000 237,584
144A,4.75%, 1/15/28
249,000 248,043
144A,5.75%, 4/1/30
412,000 415,469
Cinemark USA, Inc.,144A,5.25%,
7/15/28
241,000 240,577
Principal
Amount $ Value $
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
190,000 191,713
Light & Wonder International,
Inc.,144A,7.25%, 11/15/29
203,000 208,903
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
429,000 433,612
144A,4.75%, 10/15/27
338,000 337,704
144A,3.75%, 1/15/28
177,000 174,323
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings
LLC,144A,8.25%, 4/15/30
253,000 263,292
Motion Bondco
DAC,144A,6.625%, 11/15/27
153,000 146,961
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
142,000 139,464
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.,144A,5.625%,
9/1/29
265,000 141,253
Rivers Enterprise Lender LLC
/ Rivers Enterprise Lender
Corp.,144A,6.25%, 10/15/30
213,000 216,374
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
166,000 163,980
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
5.375%, 4/15/27
156,000 154,825
5.25%, 7/15/29 (a)
190,000 176,378
Vail Resorts, Inc.,144A,5.625%,
7/15/30
164,000 166,509
Warnermedia Holdings, Inc.
3.755%, 3/15/27
405,000 401,027
4.054%, 3/15/29
492,000 477,647
Wynn Resorts Finance LLC
/ Wynn Resorts Capital
Corp.,144A,5.125%, 10/1/29
256,000 257,455
(Cost $7,077,799)
7,097,031
Food Service — 0.4%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
442,000 442,744
TKC Holdings, Inc.
144A,6.875%, 5/15/28
203,000 205,343
144A,10.50%, 5/15/29
207,000 212,544
(Cost $843,384)
860,631
Home Builders — 0.7%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
139,000 131,711
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
232,000 232,442

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,4.875%, 2/15/30
174,000 161,534
Century Communities,
Inc.,144A,3.875%, 8/15/29
170,000 161,905
LGI Homes, Inc.,144A,8.75%,
12/15/28
143,000 149,071
Mattamy Group Corp.
144A,5.25%, 12/15/27
175,000 175,056
144A,4.625%, 3/1/30
235,000 228,190
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
145,000 148,230
144A,5.125%, 8/1/30
180,000 180,964
(Cost $1,541,401)
1,569,103
Home Furnishings — 0.3%
Somnigroup International,
Inc.,144A,4.00%, 4/15/29
278,000 271,052
Whirlpool Corp.
4.75%, 2/26/29
249,000 247,635
6.125%, 6/15/30
213,000 215,298
(Cost $718,979)
733,985
Housewares — 0.6%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
279,000 189,175
Central Garden & Pet
Co.,4.125%, 10/15/30
178,000 170,808
Newell Brands, Inc.
6.375%, 9/15/27
185,000 185,547
144A,8.50%, 6/1/28
418,000 436,173
6.625%, 9/15/29
186,000 183,405
6.375%, 5/15/30 (a)
260,000 250,503
Scotts Miracle-Gro Co.,4.50%,
10/15/29
130,000 127,456
(Cost $1,606,344)
1,543,067
Leisure Time — 0.7%
Carnival Corp.
144A,5.125%, 5/1/29
444,000 447,992
144A,5.75%, 3/15/30
364,000 374,335
NCL Corp. Ltd.,144A,7.75%,
2/15/29
212,000 225,078
Sabre GLBL, Inc.
144A,10.75%, 11/15/29
293,000 258,039
144A,11.125%, 7/15/30
473,000 409,708
(Cost $1,826,787)
1,715,152
Lodging — 2.2%
Boyd Gaming Corp.,4.75%,
12/1/27
309,000 308,981
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
226,000 226,787
144A,5.875%, 4/1/29
198,000 202,908
144A,3.75%, 5/1/29
287,000 278,653
4.875%, 1/15/30
355,000 356,037
Principal
Amount $ Value $
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
303,000 291,344
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29 (a)
165,000 156,775
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
202,000 201,742
144A,5.75%, 7/21/28
338,000 337,057
144A,5.375%, 12/4/29
409,000 396,725
MGM Resorts International
4.625%, 9/1/26
143,000 142,894
5.50%, 4/15/27
250,000 251,904
4.75%, 10/15/28
239,000 237,901
6.125%, 9/15/29
339,000 346,759
Station Casinos LLC,144A,4.50%,
2/15/28
244,000 241,634
Studio City Finance Ltd.
144A,6.50%, 1/15/28
177,000 176,885
144A,5.00%, 1/15/29
385,000 364,845
Travel + Leisure Co.
144A,6.625%, 7/31/26
231,000 232,532
6.00%, 4/1/27
132,000 134,131
144A,4.50%, 12/1/29
231,000 225,534
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
280,000 281,245
(Cost $5,278,686)
5,393,273
Retail — 4.6%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
563,000 556,829
144A,4.375%, 1/15/28
315,000 312,577
144A,3.50%, 2/15/29
261,000 252,315
144A,6.125%, 6/15/29
427,000 440,800
144A,5.625%, 9/15/29
154,000 157,121
144A,4.00%, 10/15/30
1,031,000 983,401
Advance Auto Parts, Inc.
3.90%, 4/15/30
207,000 190,401
144A,7.00%, 8/1/30
320,000 326,861
Asbury Automotive Group, Inc.
4.50%, 3/1/28
129,000 128,453
144A,4.625%, 11/15/29
313,000 307,296
4.75%, 3/1/30
150,000 147,390
Bath & Body Works, Inc.
5.25%, 2/1/28
149,000 149,559
7.50%, 6/15/29
150,000 153,159
144A,6.625%, 10/1/30
300,000 305,128
EG Global Finance
PLC,144A,12.00%, 11/30/28
421,000 459,523

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
365,000 351,783
144A,6.75%, 1/15/30 (a)
437,000 407,890
FirstCash, Inc.
144A,4.625%, 9/1/28
174,000 172,423
144A,5.625%, 1/1/30
207,000 208,461
Gap, Inc.,144A,3.625%, 10/1/29
274,000 260,273
Global Auto Holdings Ltd. /
AAG FH UK Ltd.,144A,8.375%,
1/15/29
191,000 183,654
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
256,000 250,988
144A,6.375%, 1/15/30
189,000 194,512
LBM Acquisition
LLC,144A,6.25%, 1/15/29 (a)
269,000 240,837
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
355,000 349,816
Lithia Motors, Inc.
144A,4.625%, 12/15/27
170,000 170,361
144A,3.875%, 6/1/29
256,000 246,866
144A,5.50%, 10/1/30
213,000 214,220
Michaels Cos., Inc.
144A,5.25%, 5/1/28
325,000 307,862
144A,7.875%, 5/1/29
341,000 311,249
Murphy Oil USA, Inc.,4.75%,
9/15/29
164,000 162,864
Nordstrom, Inc.,4.375%, 4/1/30
187,000 176,712
QVC, Inc.,144A,6.875%, 4/15/29
211,000 88,351
Saks Global Enterprises LLC
144A,11.00%, 12/15/29
334,000 119,072
144A,11.00%, 12/15/29
155,000 33,325
Sonic Automotive,
Inc.,144A,4.625%, 11/15/29
231,000 226,064
Staples, Inc.
144A,10.75%, 9/1/29
880,000 869,300
144A,12.75%, 1/15/30
295,000 233,992
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
164,000 173,813
Yum! Brands, Inc.,144A,4.75%,
1/15/30
279,000 280,170
(Cost $10,929,122)
11,105,671
Consumer, Non-cyclical
— 16.8%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
219,000 219,292
144A,6.00%, 6/15/30
330,000 335,424
(Cost $551,849)
554,716
Principal
Amount $ Value $
Beverages — 0.2%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
223,000 224,974
144A,4.375%, 4/30/29
253,000 245,635
(Cost $463,425)
470,609
Commercial Services — 4.9%
ADT Security (The)
Corp.,144A,4.125%, 8/1/29
373,000 363,365
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
485,000 505,348
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,6.00%, 6/1/29
351,000 344,470
144A,6.875%, 6/15/30
380,000 393,096
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
399,000 391,973
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,4.75%, 4/1/28
156,000 152,261
144A,5.375%, 3/1/29 (a)
276,000 267,749
144A,8.25%, 1/15/30 (a)
235,000 242,211
Belron UK Finance
PLC,144A,5.75%, 10/15/29
396,000 402,986
Block, Inc.
2.75%, 6/1/26
355,000 352,509
144A,5.625%, 8/15/30
427,000 435,399
Brink's Co.
144A,4.625%, 10/15/27
210,000 209,519
144A,6.50%, 6/15/29
124,000 128,238
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
344,000 333,397
144A,4.875%, 7/1/29
328,000 310,273
EquipmentShare.com,
Inc.,144A,9.00%, 5/15/28
359,000 366,864
Garda World Security Corp.
144A,7.75%, 2/15/28
179,000 183,649
144A,6.00%, 6/1/29
170,000 167,067
GEO Group, Inc.,8.625%,
4/15/29
203,000 214,625
Herc Holdings, Inc.
144A,5.50%, 7/15/27
429,000 429,252
144A,6.625%, 6/15/29
284,000 294,743
144A,7.00%, 6/15/30
602,000 632,420
Hertz Corp.
144A,4.625%, 12/1/26
195,000 190,063
144A,12.625%, 7/15/29
438,000 437,974
144A,5.00%, 12/1/29
359,000 247,375

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
360,000 351,872
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
383,000 394,046
144A,10.875%, 8/1/29
166,000 167,617
Service Corp. International
4.625%, 12/15/27
190,000 189,807
5.125%, 6/1/29
259,000 260,327
3.375%, 8/15/30
290,000 272,032
Sotheby's,144A,7.375%, 10/15/27
247,000 246,065
United Rentals North America,
Inc.
5.50%, 5/15/27
179,000 179,126
3.875%, 11/15/27
251,000 248,557
4.875%, 1/15/28
582,000 582,472
5.25%, 1/15/30
254,000 257,583
4.00%, 7/15/30
260,000 251,382
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
174,000 172,007
144A,6.625%, 6/15/29
206,000 212,694
144A,6.625%, 4/15/30
182,000 188,075
(Cost $11,819,320)
11,970,488
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
218,000 217,891
144A,4.125%, 4/1/29
198,000 186,818
Perrigo Finance Unlimited
Co.,4.90%, 6/15/30
267,000 258,229
Prestige Brands,
Inc.,144A,5.125%, 1/15/28
178,000 178,497
(Cost $838,716)
841,435
Food — 2.3%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
479,000 479,173
144A,5.875%, 2/15/28
313,000 313,828
144A,6.50%, 2/15/28
267,000 272,100
144A,3.50%, 3/15/29
473,000 454,086
144A,4.875%, 2/15/30
360,000 357,765
B&G Foods, Inc.
5.25%, 9/15/27 (a)
173,000 169,131
144A,8.00%, 9/15/28
295,000 293,025
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
317,000 331,575
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
193,000 193,294
144A,4.125%, 1/31/30
330,000 320,497
Principal
Amount $ Value $
Performance Food Group, Inc.
144A,5.50%, 10/15/27
426,000 426,423
144A,4.25%, 8/1/29
350,000 344,038
Post Holdings, Inc.
144A,5.50%, 12/15/29
445,000 445,556
144A,4.625%, 4/15/30
491,000 478,771
US Foods, Inc.
144A,6.875%, 9/15/28
203,000 210,217
144A,4.75%, 2/15/29
322,000 320,851
144A,4.625%, 6/1/30
157,000 155,107
(Cost $5,470,567)
5,565,437
Healthcare-Products — 2.1%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
586,000 580,934
144A,3.875%, 11/1/29
259,000 247,445
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
477,000 497,869
Hologic, Inc.
144A,4.625%, 2/1/28
137,000 137,226
144A,3.25%, 2/15/29
323,000 319,478
Medline Borrower LP
144A,3.875%, 4/1/29
1,622,000 1,575,790
144A,5.25%, 10/1/29
950,000 953,074
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
491,000 508,465
Teleflex, Inc.
4.625%, 11/15/27
168,000 167,236
144A,4.25%, 6/1/28
178,000 175,730
(Cost $5,032,456)
5,163,247
Healthcare-Services — 4.3%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
160,000 158,635
144A,5.00%, 4/15/29
165,000 160,447
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
163,000 161,439
144A,3.75%, 3/15/29
183,000 176,713
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
258,000 258,189
144A,6.875%, 4/15/29
442,000 399,313
144A,6.125%, 4/1/30
436,000 362,718
144A,5.25%, 5/15/30
540,000 510,589
DaVita, Inc.,144A,4.625%, 6/1/30
991,000 962,036
Encompass Health Corp.
4.50%, 2/1/28
280,000 279,723
4.75%, 2/1/30
272,000 271,237
IQVIA, Inc.
144A,5.00%, 10/15/26
385,000 385,043
144A,5.00%, 5/15/27
386,000 386,244
144A,6.50%, 5/15/30
176,000 183,243

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
LifePoint Health, Inc.
144A,5.375%, 1/15/29
189,000 184,390
144A,9.875%, 8/15/30
300,000 323,375
144A,11.00%, 10/15/30
391,000 430,920
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
275,000 267,817
144A,3.875%, 11/15/30
231,000 213,616
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
513,000 544,362
Star Parent, Inc.,144A,9.00%,
10/1/30
355,000 380,897
Team Health Holdings,
Inc.,144A,8.375%, 6/30/28
171,000 172,581
Tenet Healthcare Corp.
5.125%, 11/1/27
522,000 522,460
4.625%, 6/15/28
211,000 211,260
6.125%, 10/1/28
589,000 592,022
4.25%, 6/1/29
506,000 496,411
4.375%, 1/15/30
508,000 498,157
6.125%, 6/15/30
704,000 720,467
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
360,000 366,166
(Cost $10,315,508)
10,580,470
Pharmaceuticals — 2.4%
AdaptHealth LLC
144A,4.625%, 8/1/29
161,000 155,493
144A,5.125%, 3/1/30
215,000 208,979
Bausch Health Americas,
Inc.,144A,8.50%, 1/31/27
287,000 286,789
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
102,000 92,356
144A,4.875%, 6/1/28
514,000 466,951
144A,11.00%, 9/30/28
658,000 688,402
144A,5.00%, 2/15/29
160,000 127,485
144A,6.25%, 2/15/29
333,000 273,303
144A,5.25%, 1/30/30
265,000 195,020
Grifols SA,144A,4.75%, 10/15/28
227,000 222,120
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,12.25%, 4/15/29
296,000 320,402
144A,4.875%, 6/1/29
213,000 200,152
Jazz Securities
DAC,144A,4.375%, 1/15/29
562,000 555,281
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
746,000 727,642
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
172,000 122,030
144A,6.625%, 4/1/30 (a)
196,000 125,864
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
635,000 627,101
Principal
Amount $ Value $
6.75%, 3/1/28
444,000 461,267
(Cost $5,511,358)
5,856,637
Energy — 9.2%
Oil & Gas — 4.7%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
382,000 399,443
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.,144A,5.875%, 6/30/29
165,000 165,680
Baytex Energy
Corp.,144A,8.50%, 4/30/30
280,000 295,529
California Resources
Corp.,144A,8.25%, 6/15/29
308,000 322,488
Chord Energy Corp.,144A,6.00%,
10/1/30
267,000 269,392
Civitas Resources, Inc.
144A,5.00%, 10/15/26
131,000 130,836
144A,8.375%, 7/1/28
509,000 525,590
144A,8.625%, 11/1/30
350,000 366,899
CNX Resources
Corp.,144A,6.00%, 1/15/29
184,000 184,817
Comstock Resources, Inc.
144A,6.75%, 3/1/29
429,000 430,631
144A,6.75%, 3/1/29
142,000 141,319
144A,5.875%, 1/15/30
334,000 324,776
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
154,000 159,844
CVR Energy, Inc.
144A,5.75%, 2/15/28
153,000 150,915
144A,8.50%, 1/15/29
185,000 190,398
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
212,000 213,748
144A,5.75%, 2/1/29
199,000 195,589
144A,6.00%, 4/15/30
205,000 198,423
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
253,000 265,462
Kosmos Energy Ltd.,144A,7.50%,
3/1/28
134,000 93,397
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
235,000 236,704
144A,REGS, 6.75%, 6/30/30
190,708 193,714
Matador Resources
Co.,144A,6.875%, 4/15/28
153,000 156,828
Medco Cypress Tree Pte
Ltd.,144A,8.625%, 5/19/30
140,000 147,423
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
168,000 175,727
Noble Finance II
LLC,144A,8.00%, 4/15/30
495,000 514,622
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
282,000 279,154
144A,9.875%, 3/15/30
277,000 291,402

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,7.875%, 9/15/30 (a)
185,000 182,343
Permian Resources Operating
LLC,144A,5.875%, 7/1/29
247,000 247,984
Puma International Financing
SA,144A,7.75%, 4/25/29
196,000 202,501
Range Resources Corp.
8.25%, 1/15/29
205,000 209,246
144A,4.75%, 2/15/30
197,000 194,516
SM Energy Co.
6.75%, 9/15/26
165,000 165,297
6.625%, 1/15/27
124,000 124,501
6.50%, 7/15/28
163,000 164,983
144A,6.75%, 8/1/29
286,000 285,864
Sunoco LP
144A,5.875%, 7/15/27
167,000 167,173
144A,7.00%, 5/1/29
188,000 195,838
144A,4.50%, 10/1/29
285,000 278,397
144A,4.625%, 5/1/30
285,000 278,017
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
197,000 197,434
144A,7.00%, 9/15/28
206,000 212,919
4.50%, 5/15/29
298,000 292,302
4.50%, 4/30/30
270,000 263,107
Talos Production,
Inc.,144A,9.00%, 2/1/29
205,000 213,953
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
257,000 252,793
Transocean International
Ltd.,144A,8.25%, 5/15/29
320,000 325,749
(Cost $11,267,677)
11,475,667
Oil & Gas Services — 0.5%
Archrock Partners LP /
Archrock Partners Finance
Corp.,144A,6.25%, 4/1/28
282,000 284,676
Kodiak Gas Services
LLC,144A,7.25%, 2/15/29
255,000 266,062
USA Compression Partners LP
/ USA Compression Finance
Corp.,144A,7.125%, 3/15/29
386,000 401,503
WBI Operating LLC,144A,6.25%,
10/15/30
293,000 293,343
(Cost $1,230,107)
1,245,584
Pipelines — 4.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
231,000 231,432
144A,5.375%, 6/15/29
264,000 265,070
Blue Racer Midstream LLC
/ Blue Racer Finance
Corp.,144A,7.00%, 7/15/29
156,000 162,817
Buckeye Partners LP
3.95%, 12/1/26
197,000 195,881
Principal
Amount $ Value $
4.125%, 12/1/27
136,000 134,606
144A,4.50%, 3/1/28
174,000 173,196
144A,6.875%, 7/1/29
232,000 241,825
144A,6.75%, 2/1/30
185,000 193,885
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
376,000 394,381
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
197,000 198,466
8.25%, 1/15/29
240,000 250,852
8.875%, 4/15/30
180,000 190,289
Golar LNG Ltd.,144A,7.50%,
10/2/30
178,000 172,722
Harvest Midstream I
LP,144A,7.50%, 9/1/28
286,000 290,266
Hess Midstream Operations LP
144A,5.875%, 3/1/28
280,000 284,898
144A,5.125%, 6/15/28
167,000 167,149
144A,6.50%, 6/1/29
224,000 231,945
144A,4.25%, 2/15/30
266,000 259,856
144A,5.50%, 10/15/30
142,000 143,573
ITT Holdings LLC,144A,6.50%,
8/1/29
437,000 423,915
NGL Energy Operating LLC
/ NGL Energy Finance
Corp.,144A,8.125%, 2/15/29
324,000 333,554
NuStar Logistics LP
6.00%, 6/1/26
247,000 247,827
5.625%, 4/28/27
206,000 208,693
6.375%, 10/1/30
213,000 223,299
Prairie Acquiror LP,144A,9.00%,
8/1/29
156,000 161,525
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
194,000 194,202
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
308,000 308,043
144A,7.375%, 2/15/29
263,000 273,159
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
400,000 376,407
144A,6.25%, 1/15/30
312,000 315,245
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
794,000 813,825
144A,9.50%, 2/1/29
1,062,000 1,120,719
144A,7.00%, 1/15/30 (a)
599,000 588,062
(Cost $9,704,446)
9,771,584
Financial — 14.0%
Banks — 0.2%
Banco Votorantim
SA,144A,5.875%, 4/8/28
227,000 230,575

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Freedom Mortgage Corp.
144A,6.625%, 1/15/27
164,000 164,564
144A,12.25%, 10/1/30
178,000 197,732
(Cost $588,748)
592,871
Diversified Financial Services
— 5.3%
AG Issuer LLC,144A,6.25%,
3/1/28
167,000 167,682
Aretec Group, Inc.
144A,7.50%, 4/1/29
153,000 154,444
144A,10.00%, 8/15/30
216,000 234,642
Azorra Finance Ltd.,144A,7.75%,
4/15/30
169,000 178,537
Coinbase Global,
Inc.,144A,3.375%, 10/1/28
399,000 377,648
Credit Acceptance Corp.
144A,9.25%, 12/15/28
227,000 238,494
144A,6.625%, 3/15/30
169,000 168,088
CrossCountry Intermediate
HoldCo LLC,144A,6.50%,
10/1/30
320,000 324,463
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
178,000 187,572
144A,8.50%, 5/15/30
193,000 205,567
Enova International, Inc.
144A,11.25%, 12/15/28
141,000 150,508
144A,9.125%, 8/1/29
184,000 194,534
Freedom Mortgage Holdings
LLC,144A,9.25%, 2/1/29
392,000 411,284
GGAM Finance Ltd.
144A,8.00%, 2/15/27
280,000 286,899
144A,8.00%, 6/15/28
209,000 221,579
144A,6.875%, 4/15/29
180,000 187,223
144A,5.875%, 3/15/30
124,000 125,702
goeasy Ltd.
144A,9.25%, 12/1/28
238,000 245,285
144A,7.625%, 7/1/29
180,000 178,622
144A,6.875%, 5/15/30
156,000 149,471
144A,7.375%, 10/1/30
142,000 137,557
Jane Street Group / JSG
Finance, Inc.,144A,4.50%,
11/15/29
170,000 167,468
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
351,000 333,728
LD Holdings Group
LLC,144A,6.125%, 4/1/28
178,000 164,468
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28
355,000 349,874
144A,5.625%, 1/15/30
140,000 131,264
Navient Corp.
6.75%, 6/15/26
144,000 146,024
5.00%, 3/15/27
244,000 243,981
4.875%, 3/15/28
201,000 198,623
Principal
Amount $ Value $
5.50%, 3/15/29 (a)
267,000 263,251
9.375%, 7/25/30
180,000 199,653
OneMain Finance Corp.
7.125%, 3/15/26
205,000 206,471
3.50%, 1/15/27
244,000 241,015
6.625%, 1/15/28
209,000 214,529
3.875%, 9/15/28
209,000 202,991
6.625%, 5/15/29
339,000 351,211
5.375%, 11/15/29
285,000 284,789
7.875%, 3/15/30
237,000 251,056
6.125%, 5/15/30
275,000 279,644
4.00%, 9/15/30
286,000 268,673
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
245,000 239,657
144A,7.875%, 12/15/29
228,000 243,384
144A,7.125%, 11/15/30
275,000 288,862
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
170,000 173,939
PRA Group, Inc.,144A,8.875%,
1/31/30
189,000 196,173
Rocket Cos., Inc.
144A,6.50%, 8/1/29
265,000 275,214
144A,6.125%, 8/1/30
698,000 725,112
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
397,000 390,878
144A,3.625%, 3/1/29
264,000 255,196
SLM Corp.
3.125%, 11/2/26
159,000 156,142
6.50%, 1/31/30
191,000 199,242
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
202,000 202,628
144A,5.50%, 4/15/29
215,000 212,971
UWM Holdings
LLC,144A,6.625%, 2/1/30
270,000 274,595
(Cost $12,693,746)
12,858,507
Insurance — 2.0%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
360,000 374,978
144A,4.25%, 2/15/29
267,000 259,564
144A,8.50%, 6/15/29
224,000 235,089
144A,6.00%, 8/1/29
130,000 128,205
144A,7.50%, 11/6/30
370,000 384,501
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
281,000 277,376
144A,6.75%, 10/15/27
443,000 444,807
144A,6.75%, 4/15/28
435,000 443,292
144A,5.875%, 11/1/29
203,000 201,455

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
244,000 250,894
HUB International Ltd.
144A,5.625%, 12/1/29
200,000 200,829
144A,7.25%, 6/15/30
1,129,000 1,183,926
Jones Deslauriers
Insurance Management,
Inc.,144A,8.50%, 3/15/30
233,000 244,071
Ryan Specialty LLC,144A,4.375%,
2/1/30
143,000 140,267
(Cost $4,711,633)
4,769,254
Real Estate — 0.9%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
235,000 236,199
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)
206,000 198,888
144A,5.25%, 4/15/30
154,000 143,659
144A,9.75%, 4/15/30
165,000 179,388
Cushman & Wakefield US
Borrower LLC,144A,6.75%,
5/15/28
220,000 222,592
Howard Hughes Corp.
144A,5.375%, 8/1/28
278,000 278,758
144A,4.125%, 2/1/29
220,000 213,754
Hunt Cos., Inc.,144A,5.25%,
4/15/29
228,000 222,887
Kennedy-Wilson, Inc.
4.75%, 3/1/29
240,000 232,773
4.75%, 2/1/30
196,000 187,788
(Cost $2,002,390)
2,116,686
Real Estate Investment Trusts
— 4.9%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29 (a)
186,000 180,856
Arbor Realty SR,
Inc.,144A,7.875%, 7/15/30
164,000 164,778
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
160,000 168,028
Brandywine Operating
Partnership LP
3.95%, 11/15/27
197,000 194,735
8.875%, 4/12/29
178,000 192,936
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
233,000 233,058
144A,4.50%, 4/1/27
175,000 172,611
Diversified Healthcare
Trust,4.75%, 2/15/28 (a)
172,000 165,105
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
142,000 143,630
Principal
Amount $ Value $
Hudson Pacific Properties LP
3.95%, 11/1/27
142,000 135,528
4.65%, 4/1/29 (a)
177,000 163,070
3.25%, 1/15/30
153,000 128,975
Iron Mountain, Inc.
144A,4.875%, 9/15/27
376,000 374,955
144A,5.25%, 3/15/28
285,000 284,714
144A,5.00%, 7/15/28
206,000 205,129
144A,7.00%, 2/15/29
322,000 331,011
144A,4.875%, 9/15/29
342,000 338,168
144A,5.25%, 7/15/30
470,000 466,289
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
189,000 187,346
144A,4.75%, 6/15/29
237,000 233,809
5.50%, 8/1/30
164,000 167,819
Millrose Properties,
Inc.,144A,6.375%, 8/1/30
450,000 459,397
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27
495,000 478,791
4.625%, 8/1/29 (a)
324,000 273,143
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
339,000 339,604
144A,4.875%, 5/15/29
273,000 265,233
144A,7.00%, 2/1/30
148,000 151,380
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
162,000 166,097
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
182,000 181,724
144A,7.25%, 7/15/28
191,000 197,200
144A,4.50%, 2/15/29
190,000 187,583
Rithm Capital Corp.
144A,8.00%, 4/1/29
290,000 296,713
144A,8.00%, 7/15/30
174,000 177,503
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
169,000 168,003
144A,4.00%, 9/15/29
191,000 180,668
SBA Communications Corp.
3.875%, 2/15/27
514,000 511,980
3.125%, 2/1/29
532,000 508,961
Service Properties Trust
4.95%, 2/15/27
126,000 125,825
5.50%, 12/15/27
160,000 156,851
3.95%, 1/15/28
152,000 143,268
8.375%, 6/15/29
259,000 254,645
4.95%, 10/1/29 (a)
149,000 126,668
4.375%, 2/15/30 (a)
136,000 112,005

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
206,000 204,582
144A,4.375%, 1/15/27
102,000 101,424
144A,5.25%, 10/15/28
178,000 179,347
144A,7.25%, 4/1/29
230,000 244,039
144A,6.50%, 7/1/30
185,000 193,750
144A,6.50%, 10/15/30
178,000 185,995
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
238,000 219,740
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,4.75%, 4/15/28
225,000 221,991
144A,6.50%, 2/15/29 (a)
401,000 380,988
(Cost $11,795,497)
12,027,648
REITS — 0.1%
Starwood Property Trust,
Inc.,144A,6.00%, 4/15/30
(Cost $141,515)
142,000 146,333
Venture Capital — 0.6%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.25%, 5/15/27
470,000 464,357
9.75%, 1/15/29
256,000 258,230
4.375%, 2/1/29
233,000 203,144
144A,10.00%, 11/15/29
355,000 357,440
9.00%, 6/15/30
249,000 240,914
(Cost $1,515,293)
1,524,085
Industrial — 9.4%
Aerospace/Defense — 1.8%
ATI, Inc.,7.25%, 8/15/30
150,000 158,956
Bombardier, Inc.
144A,6.00%, 2/15/28
251,000 251,957
144A,7.50%, 2/1/29
262,000 273,639
144A,8.75%, 11/15/30
266,000 287,505
Spirit AeroSystems, Inc.
4.60%, 6/15/28
262,000 263,572
144A,9.375%, 11/30/29
312,000 328,043
144A,9.75%, 11/15/30
426,000 467,263
TransDigm, Inc.
144A,6.75%, 8/15/28
746,000 762,184
4.625%, 1/15/29
434,000 429,008
144A,6.375%, 3/1/29
946,000 975,531
4.875%, 5/1/29
283,000 281,480
(Cost $4,409,936)
4,479,138
Building Materials — 0.9%
Builders FirstSource,
Inc.,144A,5.00%, 3/1/30
196,000 195,346
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
258,000 215,962
Principal
Amount $ Value $
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
175,000 140,672
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
161,000 161,040
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
165,000 156,226
Smyrna Ready Mix Concrete
LLC,144A,6.00%, 11/1/28
384,000 385,189
Standard Industries, Inc.
144A,4.75%, 1/15/28
350,000 349,321
144A,4.375%, 7/15/30
572,000 555,102
(Cost $2,194,282)
2,158,858
Electrical Components &
Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
211,000 208,619
144A,4.375%, 3/31/29
289,000 275,313
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
385,000 391,080
144A,6.375%, 3/15/29
309,000 319,638
(Cost $1,178,494)
1,194,650
Electronics — 0.5%
Imola Merger Corp.,144A,4.75%,
5/15/29
714,000 705,861
Sensata Technologies BV
144A,4.00%, 4/15/29
209,000 204,285
144A,5.875%, 9/1/30
178,000 180,618
Sensata Technologies,
Inc.,144A,4.375%, 2/15/30
160,000 156,392
(Cost $1,218,843)
1,247,156
Engineering & Construction
— 0.7%
Arcosa, Inc.,144A,4.375%,
4/15/29
160,000 156,939
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
502,000 492,917
Fluor Corp.,4.25%, 9/15/28
169,000 168,680
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
311,000 322,857
IHS Holding Ltd.
144A,6.25%, 11/29/28
227,000 226,257
144A,7.875%, 5/29/30
181,000 184,720
TopBuild Corp.,144A,3.625%,
3/15/29
160,000 154,503
(Cost $1,680,256)
1,706,873
Environmental Control — 0.5%
GFL Environmental, Inc.
144A,4.00%, 8/1/28
236,000 231,574
144A,4.75%, 6/15/29
265,000 264,921
144A,4.375%, 8/15/29
216,000 213,279
Madison IAQ LLC
144A,4.125%, 6/30/28
234,000 229,898

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.875%, 6/30/29
365,000 361,282
(Cost $1,267,246)
1,300,954
Machinery-Construction &
Mining — 0.2%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
142,000 139,672
144A,4.125%, 4/15/29
142,000 139,471
Terex Corp.,144A,5.00%, 5/15/29
239,000 237,644
(Cost $511,679)
516,787
Machinery-Diversified — 0.5%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
355,000 374,081
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
169,000 179,763
SPX FLOW, Inc.,144A,8.75%,
4/1/30
230,000 236,584
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
516,000 518,639
(Cost $1,284,302)
1,309,067
Miscellaneous Manufacturing
— 0.9%
Avient Corp.,144A,7.125%, 8/1/30
258,000 266,593
Axon Enterprise,
Inc.,144A,6.125%, 3/15/30
377,000 389,543
Entegris, Inc.
144A,4.375%, 4/15/28
154,000 152,925
144A,4.75%, 4/15/29
585,000 584,424
144A,3.625%, 5/1/29
142,000 135,627
144A,5.95%, 6/15/30
292,000 299,221
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
215,000 224,017
(Cost $2,016,907)
2,052,350
Packaging & Containers
— 2.5%
Ardagh Group SA,144A,9.50%,
12/1/30
550,000 593,344
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
567,000 567,000
144A,3.25%, 9/1/28
291,000 280,384
144A,4.00%, 9/1/29
346,000 322,294
Ball Corp.
6.00%, 6/15/29
346,000 356,538
2.875%, 8/15/30
477,000 440,226
Clydesdale Acquisition Holdings,
Inc.,144A,6.875%, 1/15/30
175,000 177,898
Crown Americas LLC,5.25%,
4/1/30
182,000 185,976
Principal
Amount $ Value $
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
191,000 184,654
144A,3.75%, 2/1/30
128,000 121,328
LABL, Inc.
144A,5.875%, 11/1/28 (a)
165,000 112,600
144A,8.25%, 11/1/29
168,000 64,155
Mauser Packaging Solutions
Holding Co.
144A,9.25%, 4/15/27
512,000 484,073
144A,7.875%, 4/15/30 (a)
881,000 855,997
OI European Group
BV,144A,4.75%, 2/15/30
163,000 157,643
Owens-Brockway Glass
Container, Inc.,144A,6.625%,
5/13/27
232,000 232,648
Sealed Air Corp.
144A,4.00%, 12/1/27
115,000 114,838
144A,6.125%, 2/1/28
310,000 315,460
144A,5.00%, 4/15/29
145,000 146,121
Silgan Holdings, Inc.,4.125%,
2/1/28
219,000 216,856
Trivium Packaging Finance
BV,144A,8.25%, 7/15/30
220,000 231,817
(Cost $6,172,890)
6,161,850
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30
394,000 138,305
Seaspan Corp.,144A,5.50%,
8/1/29
264,000 252,108
(Cost $584,750)
390,413
Trucking & Leasing — 0.2%
FTAI Aviation Investors
LLC,144A,5.50%, 5/1/28
(Cost $348,659)
357,000 359,041
Technology — 4.7%
Computers — 0.9%
McAfee Corp.,144A,7.375%,
2/15/30
714,000 623,848
NCR Atleos Corp.,144A,9.50%,
4/1/29
483,000 522,429
NCR Voyix Corp.
144A,5.00%, 10/1/28
205,000 203,692
144A,5.125%, 4/15/29
167,000 165,614
Seagate Data Storage
Technology Pte Ltd.
144A,4.091%, 6/1/29
162,000 158,662
144A,8.25%, 12/15/29
188,000 199,914
144A,5.875%, 7/15/30
140,000 144,507
Western Digital Corp.,4.75%,
2/15/26
174,000 174,194
(Cost $2,229,221)
2,192,860

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Office/Business Equipment
— 0.2%
Xerox Corp.,144A,10.25%,
10/15/30 (a)
142,000 145,734
Xerox Holdings Corp.
144A,5.50%, 8/15/28
266,000 113,796
144A,8.875%, 11/30/29
176,000 65,470
(Cost $507,329)
325,000
Semiconductors — 0.4%
ams-OSRAM AG,144A,12.25%,
3/30/29
247,000 265,467
Kioxia Holdings
Corp.,144A,6.25%, 7/24/30
383,000 394,462
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
257,000 250,789
(Cost $885,782)
910,718
Software — 3.2%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
846,000 841,011
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
263,000 224,455
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
269,000 223,445
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
1,363,000 1,375,167
144A,9.00%, 9/30/29
1,426,000 1,472,435
CoreWeave, Inc.,144A,9.25%,
6/1/30 (a)
707,000 652,957
Fair Isaac Corp.
144A,5.25%, 5/15/26
130,000 130,667
144A,4.00%, 6/15/28
323,000 318,709
Open Text Corp.
144A,3.875%, 2/15/28
301,000 293,844
144A,3.875%, 12/1/29
333,000 316,141
Open Text Holdings,
Inc.,144A,4.125%, 2/15/30
320,000 305,402
ROBLOX Corp.,144A,3.875%,
5/1/30
346,000 331,090
Rocket Software, Inc.
144A,9.00%, 11/28/28
280,000 288,780
144A,6.50%, 2/15/29
204,000 198,836
SS&C Technologies,
Inc.,144A,5.50%, 9/30/27
714,000 714,546
Twilio, Inc.,3.625%, 3/15/29
179,000 173,414
(Cost $7,864,134)
7,860,899
Utilities — 3.1%
Electric — 2.8%
Calpine Corp.
144A,4.50%, 2/15/28
444,000 443,383
144A,5.125%, 3/15/28
471,000 473,657
144A,4.625%, 2/1/29
241,000 239,378
Principal
Amount $ Value $
Clearway Energy Operating
LLC,144A,4.75%, 3/15/28
356,000 356,137
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
151,000 154,380
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
179,000 184,370
NRG Energy, Inc.
5.75%, 1/15/28
310,000 311,053
144A,3.375%, 2/15/29
195,000 186,943
144A,5.25%, 6/15/29
280,000 281,356
144A,5.75%, 7/15/29
255,000 257,547
PG&E Corp.
5.00%, 7/1/28
322,000 319,853
5.25%, 7/1/30
355,000 351,860
Pike Corp.,144A,5.50%, 9/1/28
224,000 223,580
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
422,000 447,642
TransAlta Corp.,7.75%, 11/15/29
152,000 158,933
Vistra Operations Co. LLC
144A,5.625%, 2/15/27
473,000 473,868
144A,5.00%, 7/31/27
461,000 462,764
144A,4.375%, 5/1/29
444,000 438,640
VoltaGrid LLC,144A,7.375%,
11/1/30
710,000 708,517
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
197,000 194,168
144A,7.25%, 1/15/29 (a)
256,000 262,520
(Cost $6,831,815)
6,930,549
Gas — 0.3%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.75%, 5/20/27
233,000 234,056
144A,9.375%, 6/1/28
198,000 205,683
144A,9.50%, 6/1/30
165,000 174,971
(Cost $601,966)
614,710
TOTAL CORPORATE BONDS
(Cost $236,698,861)
238,728,063
Number
of Shares
SECURITIES LENDING
COLLATERAL — 4.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $10,097,112)
10,097,112 10,097,112

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
HiddenRow
Number
of Shares Value $
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $896,244)
896,244 896,244
TOTAL INVESTMENTS
— 102.5%
(Cost $247,692,217)
249,721,419
Other assets and liabilities,
net — (2.5%)
(6,025,691)
NET ASSETS — 100.0%
243,695,728
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
8,751,783 1,345,329 (d) — — — 45,049 — 10,097,112 10,097,112
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
5,758,661 12,829,398 (17,691,815) — — 69,038 — 896,244 896,244
14,510,444 14,174,727 (17,691,815) — — 114,087 — 10,993,356 10,993,356
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $9,436,797, which is 3.9% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 238,728,063 $ — $ 238,728,063
Short-Term Investments (a)
10,993,356 — — 10,993,356
TOTAL
$ 10,993,356 $ 238,728,063 $ — $ 249,721,419
(a)
See Schedule of Investments for additional detailed categorizations.